ATM FUNDING AGREEMENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
ATM FUNDING AGREEMENTS
ATM FUNDING AGREEMENTS

4.ATM FUNDING AGREEMENTS

Contract Cash Solutions Agreement

Our Contract Cash Solutions Agreement with Wells Fargo Bank, N.A. (“Wells Fargo”) allows us to use funds owned by Wells Fargo to provide the currency needed for normal operating requirements for our ATMs. For the use of these funds, we pay Wells Fargo a cash usage fee on the average daily balance of funds utilized multiplied by a contractually defined cash usage rate. These cash usage fees, reflected as interest expense within the Condensed Consolidated Statements of Income and Comprehensive Income, were $0.5 million and $0.6 million for the three months ended March 31, 2015 and 2014, respectively. We are exposed to interest rate risk to the extent that the applicable LIBOR increases.

Under this agreement, all currency supplied by Wells Fargo remains the sole property of Wells Fargo at all times until it is dispensed, at which time Wells Fargo obtains an interest in the corresponding settlement receivable which is recorded on a net basis. As these funds are not our assets, supplied cash is not reflected on the Condensed Consolidated Balance Sheets. The outstanding balances of ATM cash utilized by us from Wells Fargo were $255.6 million and $396.3 million as of March 31, 2015 and December 31, 2014, respectively.

In June 2012, we amended the Contract Cash Solutions Agreement to increase the maximum amount of cash to be provided to us from $400.0 million to $500.0 million, and to extend the initial term from November 30, 2013 to November 30, 2014. In November 2014, we amended the Contract Cash Solutions Agreement to  extend the term one year until November 30, 2015.

We are responsible for any losses of cash in the ATMs under this agreement and we self-insure for this risk. We incurred no material losses related to this self-insurance for the three months ended March 31, 2015 and 2014.

Site-Funded ATMs

We operate ATMs at certain customer gaming establishments where the gaming establishment provides the cash required for the ATM operational needs. We are required to reimburse the customer for the amount of cash dispensed from these Site-Funded ATMs. The Site-Funded ATM liability is included within “Settlement liabilities” in the accompanying Condensed Consolidated Balance Sheets and was $71.5 million and $69.3 million as of March 31, 2015 and December 31, 2014, respectively.

4. ATM FUNDING AGREEMENTS

Contract Cash Solutions Agreement

Our Contract Cash Solutions Agreement with Wells Fargo Bank, N.A. (“Wells Fargo”) allows us to use funds owned by Wells Fargo to provide the currency needed for normal operating requirements for our ATMs. For the use of these funds, we pay Wells Fargo a cash usage fee on the average daily balance of funds utilized multiplied by a contractually defined cash usage rate. These cash usage fees, reflected as interest expense within the Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income, were $0.5 million and $1.0 million and $0.6 million and $1.2 million for the three and six months ended June 30, 2015 and 2014, respectively. We are exposed to interest rate risk to the extent that the applicable LIBOR increases.

Under this agreement, all currency supplied by Wells Fargo remains the sole property of Wells Fargo at all times until it is dispensed, at which time Wells Fargo obtains an interest in the corresponding settlement receivable which is recorded on a net basis. As these funds are not our assets, supplied cash is not reflected on the Condensed Consolidated Balance Sheets. The outstanding balances of ATM cash utilized by us from Wells Fargo were $271.8 million and $396.3 million as of June 30, 2015 and December 31, 2014, respectively.

In November 2014, we amended the Contract Cash Solutions Agreement to extend the term one year until November 30, 2015.

In June 2015, we amended the Contract Cash Solutions Agreement to decrease the maximum amount of cash to be provided to us from $500.0 million to $425.0 million and to extend the term of the agreement from November 30, 2015 to June 30, 2018.

We are responsible for any losses of cash in the ATMs under this agreement and we self‑insure for this risk. We incurred no material losses related to this self‑insurance for the three and six months ended June 30, 2015 and 2014.

Site-Funded ATMs

We operate ATMs at certain customer gaming establishments where the gaming establishment provides the cash required for the ATM operational needs. We are required to reimburse the customer for the amount of cash dispensed from these Site-Funded ATMs. The Site-Funded ATM liability is included within “Settlement liabilities” in the accompanying Condensed Consolidated Balance Sheets and was $69.4 million and $69.3 million as of June 30, 2015 and December 31, 2014, respectively.

4. ATM FUNDING AGREEMENTS

Wells Fargo Contract Cash Solutions Agreement

Our Contract Cash Solutions Agreement with Wells Fargo allows us to use funds owned by Wells Fargo to provide the currency needed for normal operating requirements for our ATMs. For the use of these funds, we pay Wells Fargo a cash usage fee on the average daily balance of funds utilized multiplied by a contractually defined cash usage rate. Under this agreement, all currency supplied by Wells Fargo remains the sole property of Wells Fargo at all times until it is dispensed, at which time Wells Fargo obtains an interest in the corresponding settlement receivable. As the cash is never an asset of ours, supplied cash is not reflected on our balance sheet.

In June 2012, we amended the Contract Cash Solutions Agreement with Wells Fargo to increase the maximum amount of cash to be provided to us from $400.0 million to $500.0 million, and the initial term of the Contract Cash Solutions Agreement has been extended from November 30, 2013 until November 30, 2015. The outstanding balances of ATM cash utilized by us from Wells Fargo were $396.3 million and $427.1 million as of December 31, 2014 and 2013, respectively.

Under the terms of the Contract Cash Solutions Agreement, we pay a monthly cash usage fee based upon the product of the average daily dollars outstanding in all ATMs multiplied by a contractually defined cash usage rate. This cash usage rate is determined by an applicable LIBOR plus a mutually agreed upon margin.

We are exposed to interest rate risk to the extent that the applicable LIBOR increases.

Cash usage fees, reflected as interest expense within the consolidated statements of income and comprehensive income, were $2.3 million, $2.2 million and $3.1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

We are responsible for any losses of cash in the ATMs under our agreement with Wells Fargo and we self‑insure for this risk. We incurred no material losses related to this self‑insurance for the years ended December 31, 2014 and 2013.

Site‑Funded ATMs

We operate ATMs at certain customer gaming establishments where the gaming establishment provides the cash required for the ATM operational needs. We are required to reimburse the customer for the amount of cash dispensed from these Site‑Funded ATMs. The Site‑Funded ATM liability is included within settlement liabilities in the accompanying consolidated balance sheets and was $69.3 million and $68.9 million as of December 31, 2014 and 2013, respectively.